Note 5 - Transactions With Related Parties (Tables)	6 Months Ended
Jun. 30, 2017
Central Mare [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Six Month Period Ended June 30,
	2016	2017	Presented in:
Executive officers and other personnel expenses	330	1,200	General and administrative expenses - Statement of comprehensive Income/(Loss)
Amortization of awarded shares	16	-	Management fees - related parties - Statement of comprehensive Income/(Loss)
Bonus	-	1,500	General and administrative expenses - Statement of comprehensive Income/(Loss)
Total	346	2,700
	Six Months Ended June 30,
	2016	2017	Presented in:
Management fees	95	34	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	658	1,081	Management fees - related parties -Statement of comprehensive income/(loss)
Supervision services fees	34	8	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	40	43	Vessel operating expenses -Statement of comprehensive income/(loss)
	45	15	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	90	87	Management fees - related parties -Statement of comprehensive income/(loss)
Financing fees	91	-	Current and non-current portion of long-term debt – Balance sheet
Commission for sale and purchase of vessels	-	707	Management fees - related parties -Statement of comprehensive income/(loss)
Commission on charter hire agreements	146	236	Voyage expenses - Statement of comprehensive Income/(Loss)
Performance incentive fee	-	1,250	Management fees - related parties -Statement of comprehensive income/(loss)
Total	1,199	3,570